Note 7 - Summary of Warrants (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding January 1, 2016 (in shares)	3,403,367	3,153,367	3,153,367
Outstanding January 1, 2016 (in dollars per share)	$ 1.05	$ 1	$ 1.01
Granted (in shares)	423,291	250,000
Granted (in dollars per share)	$ 1.25	$ 1.25
Outstanding September 30, 2016 (in shares)	3,826,658	3,403,367	3,153,367
Outstanding September 30, 2016 (in dollars per share)	$ 1.07	$ 1.05	$ 1